Risk Management (Details) - Schedule of sensitivity of the income statement is the effect of the assumed changes in interest rates on the Group's profit for the year $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Finaicial liabilities [Member]
Risk Management (Details) - Schedule of sensitivity of the income statement is the effect of the assumed changes in interest rates on the Group's profit for the year [Line Items]
Decrease in basis points	(50)	(50)
Effective on profit for ther year	$ (2,870)	$ (1,780)
Finaicial assets [Member]
Risk Management (Details) - Schedule of sensitivity of the income statement is the effect of the assumed changes in interest rates on the Group's profit for the year [Line Items]
Decrease in basis points	(25)	(25)
Effective on profit for ther year	$ (1,435)	$ (890)